Selling, General and Administrative Expenses - Schedule of Selling, General and Administrative Expenses (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Selling, General and Administrative Expenses [Abstract]
Staff expense		$ 2,722,106	$ 3,180,497
Professional fees		569,064	582,489
Depreciation and amortization expense		501,330	452,299
Rental expense		177,086	173,246
Other service fees		114,659	187,858
Travelling and entertainment expense		101,403	170,596
Other expenses	[1]	521,008	113,470
Selling, general and administrative expenses		$ 4,706,656	$ 4,860,455

[1]	Other expenses mainly comprised of utilities expense, repairs and maintenance, cleaning expense, office expenses, stamp duties, training costs, etc.